Unaudited Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Voyage revenues (notes 6 and 10a)	$ 153,060	$ 122,315	$ 302,804	$ 237,621
Voyage expenses	(6,023)	(7,951)	(11,798)	(13,752)
Vessel operating expenses	(27,457)	(33,219)	(53,558)	(61,186)
Time-charter hire expense (notes 5b and 10a)	(3,080)	0	(8,671)	0
Depreciation and amortization	(35,338)	(29,794)	(69,464)	(59,061)
General and administrative expenses	(5,667)	(7,846)	(12,299)	(14,917)
Write-down of vessels (note 16)	0	(33,000)	0	(51,662)
Restructuring charges (note 15)	(818)	0	(2,976)	(1,396)
Income (loss) from vessel operations	74,677	10,505	144,038	35,647
Equity income (loss) (note 6c)	1,738	11,194	7,316	37,918
Interest expense	(41,018)	(28,171)	(83,235)	(52,877)
Interest income	960	902	2,038	1,816
Realized and unrealized (loss) gain on non-designated derivative instruments (note 11)	(7,826)	4,302	(14,443)	12,303
Foreign currency exchange (loss) gain (notes 8 and 11)	(7,243)	8,443	(7,974)	7,170
Other income (expense) (note 12b)	236	350	487	(52,232)
Net income (loss) before income tax expense	21,524	7,525	48,227	(10,255)
Income tax expense (note 9)	(2,472)	(843)	(5,050)	(1,622)
Net income (loss)	19,052	6,682	43,177	(11,877)
Non-controlling interest in net income (loss)	2,617	3,948	5,125	(7,717)
Preferred unitholders' interest in net income (loss)	6,425	6,426	12,850	12,851
General partner's interest in net income (loss)	200	(68)	504	(340)
Limited partners’ interest in net income (loss)	$ 9,810	$ (3,624)	$ 24,698	$ (16,671)
Limited partners’ interest in net income (loss) per common unit (note 13):
Basic (usd per unit)	$ 0.12	$ (0.05)	$ 0.31	$ (0.21)
Diluted (usd per unit)	$ 0.12	$ (0.05)	$ 0.31	$ (0.21)
Weighted-average number of common units outstanding (note 13):
Basic (units)	78,603,636	79,687,499	78,600,342	79,667,384
Diluted (units)	78,685,537	79,687,499	78,682,263	79,667,384